Shareholders' equity - Non-controlling interests - Comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	€ 300	€ 297	€ 229
Debit part of comprehensive income attributable to non-controlling interests	(69)	(84)	(73)
Total part of comprehensive income attributable to non-controlling interests	232	213	156
Sonatel [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	181	195	180
Orange Belgium [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	16	15	18
Orange Cote d'Ivoire [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	36	26	25
Orange Bank [member]
Disclosure of classes of share capital [line items]
Debit part of comprehensive income attributable to non-controlling interests	(62)	(62)	(32)
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	15	20
Debit part of comprehensive income attributable to non-controlling interests			(7)
Orange Polska and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	€ 13
Debit part of comprehensive income attributable to non-controlling interests		€ (17)	€ (17)